Related Party Transactions - Schedule of Transactions Between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2016 TWD ($)	Mar. 31, 2017 TWD ($)	Sep. 30, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [line items]
Available-for-sale financial assets, non-current				$ 139,515		$ 3,615,658		$ 4,135,207
Gains on disposal of investments	$ 10,256	$ 53,053	$ 206,943	$ 1,868	$ 55,369	$ 217,199	$ 127,291
Associates [member]
Disclosure of transactions between related parties [line items]
Shares | shares						57,810
Available-for-sale financial assets, non-current						$ 376,943
Gains on disposal of investments						$ 206,943